Note 6 - Employee Benefit Plans (Details) - Weighted-Average Actuarial Assumptions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Weighted-Average Actuarial Assumptions [Abstract]
Discount rate	3.75%	5.00%
Expected return on plan assets	6.50%	7.00%